NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
NOTES PAYABLE, RELATED PARTIES [Abstract]
NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS

NOTE 14 – NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS

Notes payable to and advance from officers and directors consisted of the following:

	June 30,	December 31,
	2018	2017
Note payable to Earnie Blackmon, an officer and director	$745,945	$246,458
Note payable to Tony Verzura, an officer and director	16,644	14,889
	$762,589	$261,347

On April 6, 2016, we borrowed $25,000 from Ernest Blackmon and $25,000 from Tony Verzura and used the proceeds to repay principal and interest applicable on our $102,000 convertible promissory note dated October 12, 2015, to JSJ Investments Inc. The loans, together with interest at 12% per year, are payable on December 30, 2016. We may prepay the loans at any time. If the loans are repaid on or before September 30, 2016, the principal amount, which is being repaid, will increase by 10%. If the loans are repaid after September 30, 2016, the principal amount, which is being repaid will increase by 15%. As of December 31, 2016, the loans were not repaid, when they were due, per the terms of the notes, and thus, the principal balance of the notes was increased to $57,500 in the aggregate, with the addition to the principal balance charged to interest expense.

Historically, Messrs. Blackmon, Verzura and Ruby, who are officers and directors of the Company, have paid obligations and expenses on behalf of the Company, from their own individual, personal funds. Such payments have been recorded in the consolidated balance sheets as a component of Notes payable to and advances from officers and directors. During the six months ended June 30, 2018, Mr. Blackmon, the Chairman, Chief Executive Officer and President of the Company paid $473,516 of obligations and expenses of the Company from his own personal funds. These payments have been recorded in the consolidated balance sheets as a component of Notes payable to and advances from officers and directors.

NOTE 15 – NOTES PAYABLE TO AND ADVANCES FROM OFFICERS AND DIRECTORS

Notes payable to and advance from officers and directors consisted of the following, at December 31, 2017 and 2016:

	December 31,
	2017	2016
Note payable to Earnie Blackmon, an officer and director	$246,458	$28,750
Note payable to Tony Verzura, an officer and director	14,889	28,750
	$261,347	$57,500

On April 6, 2016, we borrowed $25,000 from Ernest Blackmon and $25,000 from Tony Verzura and used the proceeds to repay principal and interest applicable on our $102,000 convertible promissory note dated October 12, 2015, to JSJ Investments Inc. The loans, together with interest at 12% per year, are payable on December 30, 2016. We may prepay the loans at any time. If the loans are repaid on or before September 30, 2016, the principal amount, which is being repaid, will increase by 10%. If the loans are repaid after September 30, 2016, the principal amount, which is being repaid will increase by 15%. As of December 31, 2016, the loans were not repaid, when they were due, per the terms of the notes, and thus, the principal balance of the notes was increased to $57,500 in the aggregate, with the addition to the principal balance charged to interest expense.

During the years ended December 31, 2017 and 2016, Messrs. Blackmon, Verzura and Ruby, who are officers and directors of the Company, paid obligations and expenses on behalf of the Company, from their own individual, personal funds.  Such payments have been recorded in the consolidated balance sheets as a component of Notes payable to and advances from officers and directors.